Related Party Transactions - Principal Transactions and Amounts Due From/To China Tower (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Additions of right-of-use assets	¥ 9,172
Interest expense on lease liabilities	1,607
China Tower [member]
Disclosure of transactions between related parties [Line Items]
Tower assets lease related expenses	10,543	¥ 16,063	¥ 15,389
Additions of right-of-use assets	3,735
Interest expense on lease liabilities	938
Provision of IT services	31	32	¥ 49
Accounts receivable	5	10
Prepayments and other current assets	192	293
Total amounts due from related party	197	303
Accounts payable	4,312	2,850
Accrued expenses and other payables	1,261	1,246
Contract liabilities	1
Lease liabilities	24,474
Total amounts due to related party	¥ 30,048	¥ 4,096